SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (Consumer loans, Maximum)	12 Months Ended
Dec. 31, 2014
Consumer loans | Maximum
Allowance for Loan Losses
Period of historical loss experience used to determine general components of allowance for loan losses	120 days